Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Assets

Financial assets

Financial assets at amortised cost
US$’000
Trade receivables	74,978
Financial assets included in prepayments, other receivables and other assets (note 17)	344
Time deposits	50,000
Pledged deposits	384
Cash and cash equivalents	455,689
581,395

Financial assets

Financial assets at amortised cost
US$’000
Trade receivables	29,991
Financial assets included in prepayments, other receivables and other assets (note 17)	1,560
Time deposits	75,559
Pledged deposits	256
Cash and cash equivalents	83,364
190,730

Summary of Financial Liabilities

Financial liabilities

Financial liabilities at amortised cost
US$’000
Trade and notes payables	5,238
Financial liabilities included in other payables and accruals (note 20)	85,559
Lease liabilities	3,373
94,170

Financial liabilities

Financial liabilities at amortised cost
US$’000
Trade and notes payables	9,586
Financial liabilities included in other payables and accruals (note 20)	64,221
Lease liabilities	6,085
79,892